Segments (Schedule of revenue and long-lived assets by geographic region) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Geographic Areas, Revenues from External Customers [Abstract]
United States	$ 42,170	$ 34,270	$ 73,719	$ 51,266	$ 37,517
International	5,827	3,126	5,784	5,537	3,622
Total revenue	47,997	37,396	79,503	56,803	41,139
Geographic Areas, Long-Lived Assets [Abstract]
Long-lived assets	2,694		2,701	1,307	1,311
Long-lived assets located in the United States	$ 2,565		$ 2,646	$ 1,302	$ 1,311